Related Party Disclosures - Transactions with key management - Additional information (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€) USD ($)
Disclosure of transactions between related parties [line items]
Consulting services to entity controlled by member of Key Management Personnel	$ 1,000	€ 906
General and Administrative Expenses | Joint Stock Ownership Plan
Disclosure of transactions between related parties [line items]
Success fee remuneration | €		1,003
General and Administrative Expenses | Shadow bonus
Disclosure of transactions between related parties [line items]
Success fee remuneration | €		€ 0
Key management
Disclosure of transactions between related parties [line items]
Grants (in shares)	630
Exercised (in shares)	572
Forfeited (in shares)	450
Options outstanding	10,581	10,581